Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Liabilities [Abstract]
Summary of Current and Non-current Other Financial Liabilities

Current and non-current other financial liabilities consist of the following:

	December 31, 2023		December 31, 2022
€ thousand	Current	Non-current	Current	Non-current
Embedded derivative	609	0	0	0
Other sundry financial liabilities	432	167	90	249
Total	1,041	167	90	249